UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-10371

LORD ABBETT BLEND TRUST

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices)  (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 7/31

Date of reporting period: 4/30/10

Item 1:	Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT BLEND TRUST-SMALL CAP BLEND FUND April 30, 2010

Investments	Shares	Value (000)
COMMON STOCKS 99.30%

Aerospace & Defense 3.30%

Curtiss-Wright Corp.	593,178	$21,159
HEICO Corp.	167,604	7,219
HEICO Corp. Class A	172,159	5,774
Moog, Inc. Class A*	362,347	13,468

Total		47,620

Beverages 1.58%

Hansen Natural Corp.*	517,500	22,811

Capital Markets 1.82%

OptionsXpress Holdings, Inc.*	1,479,402	26,259

Chemicals 1.16%

Kraton Performance Polymers, Inc.*	673,400	12,768
Spartech Corp.*	273,300	3,892

Total		16,660

Commercial Banks 8.65%

Astoria Financial Corp.	1,365,800	22,044
Columbia Banking System, Inc.	565,154	12,705
First Financial Bancorp	207,000	3,956
Home BancShares, Inc.	277,300	7,798
IBERIABANK Corp.	239,082	14,737
PacWest Bancorp	532,841	12,793
SCBT Financial Corp.	142,153	5,656
Washington Banking Co.	225,391	3,243
Webster Financial Corp.	832,700	17,254
Whitney Holding Corp.	531,355	7,280
Wintrust Financial Corp.	466,000	17,382

Total		124,848

Commercial Services & Supplies 2.90%

Herman Miller, Inc.	171,900	3,648
Steelcase, Inc. Class A	891,800	7,322
Sykes Enterprises, Inc.*	1,359,174	30,894

Total		41,864

Communications Equipment 1.11%

Riverbed Technology, Inc.*	516,361	16,002

Computers & Peripherals 1.80%

3PAR, Inc.*	401,724	3,748
Compellent Technologies, Inc.*	464,082	5,834
Stratasys, Inc.*	687,977	16,401

Total		25,983

Diversified Consumer Services 1.97%

American Public Education, Inc.*	410,700	17,393
Lincoln Educational Services Corp.*	439,888	10,980

Total		28,373

Diversified Financial Services 2.02%

iShares Russell 2000 Index Fund ETF	407,100	29,140

Electrical Equipment 5.01%

A. O. Smith Corp.	365,813	18,887
Belden, Inc.	489,700	13,447
Regal-Beloit Corp.	333,700	21,113
Thomas & Betts Corp.*	447,581	18,772

Total		72,219

Electronic Equipment, Instruments & Components 2.46%

FARO Technologies, Inc.*	637,649	16,075
ScanSource, Inc.*	696,007	19,391

Total		35,466

Food Products 1.01%

J & J Snack Foods Corp.	311,435	14,510

Health Care Equipment & Supplies 2.37%

Cooper Cos., Inc. (The)	605,087	23,532
Gen-Probe, Inc.*	224,506	10,639

Total		34,171

Health Care Providers & Services 6.93%

Amedisys, Inc.*	336,758	19,391
Catalyst Health Solutions, Inc.*	245,516	10,388
Centene Corp.*	708,571	16,226
LifePoint Hospitals, Inc.*	477,470	18,230
MEDNAX, Inc.*	147,100	8,082
PSS World Medical, Inc.*	753,100	17,645
VCA Antech, Inc.*	352,591	10,035

Total		99,997

Hotels, Restaurants & Leisure 2.99%

Buffalo Wild Wings, Inc.*	576,200	23,820
Papa John’s International, Inc.*	702,600	19,251

Total		43,071

Household Durables 0.87%

Mohawk Industries, Inc.*	197,500	12,589

Information Technology Services 1.71%

Global Payments, Inc.	494,300	21,161
MAXIMUS, Inc.	57,300	3,547

Total		24,708

Insurance 4.00%

Brown & Brown, Inc.	188,400	3,794

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BLEND TRUST-SMALL CAP BLEND FUND April 30, 2010

Investments	Shares	Value (000)
Insurance (continued)

HCC Insurance Holdings, Inc.	693,250	$18,849
RLI Corp.	315,200	18,282
Tower Group, Inc.	730,473	16,845

Total		57,770

Leisure Equipment & Products 0.50%

Polaris Industries, Inc.	122,200	7,231

Life Sciences Tools & Services 4.61%

ICON plc ADR*	674,086	19,663
PerkinElmer, Inc.	1,157,500	28,995
Techne Corp.	269,450	17,851

Total		66,509

Machinery 5.93%

Briggs & Stratton Corp.	1,179,000	27,989
CLARCOR, Inc.	539,798	20,415
Graco, Inc.	347,500	12,051
IDEX Corp.	744,400	25,012

Total		85,467

Media 1.33%

John Wiley & Sons, Inc. Class A	453,800	19,182

Metals & Mining 2.10%

Metals USA Holdings Corp.*	392,800	7,055
Reliance Steel & Aluminum Co.	477,000	23,282

Total		30,337

Oil, Gas & Consumable Fuels 3.69%

Arena Resources, Inc.*	172,432	6,368
Comstock Resources, Inc.*	514,146	16,483
EXCO Resources, Inc.	1,636,100	30,350

Total		53,201

Paper & Forest Products 0.49%

Buckeye Technologies, Inc.*	503,600	7,111

Professional Services 3.15%

Kforce, Inc.*	1,938,287	26,923
Robert Half International, Inc.	675,900	18,506

Total		45,429

Real Estate Management & Development 1.79%

Jones Lang LaSalle, Inc.	328,086	25,879

Road & Rail 2.25%

Heartland Express, Inc.	274,100	4,534
Knight Transportation, Inc.	1,310,400	27,898

Total		32,432

Semiconductors & Semiconductor Equipment 7.67%

FormFactor, Inc.*	535,788	8,042
Monolithic Power Systems, Inc.*	757,000	18,660
NetLogic Microsystems, Inc.*	363,600	11,333
Power Integrations, Inc.	412,515	15,874
Rudolph Technologies, Inc.*	823,500	7,848
Semtech Corp.*	1,235,063	22,416
Silicon Laboratories, Inc.*	220,100	10,642
Verigy Ltd. (Singapore)*(a)	1,325,060	15,821

Total		110,636

Software 1.24%

Solera Holdings, Inc.	459,279	17,852

Specialty Retail 5.16%

Aaron’s, Inc.	1,142,547	25,787
Citi Trends, Inc.*	509,600	17,092
Guess?, Inc.	410,000	18,807
Kirkland’s, Inc.*	163,500	3,641
Select Comfort Corp.*	809,400	9,162

Total		74,489

Textiles, Apparel & Luxury Goods 1.51%

Deckers Outdoor Corp.*	154,600	21,734

Thrifts & Mortgage Finance 0.73%

Ocwen Financial Corp.*	909,000	10,499

Trading Companies & Distributors 3.49%

Rush Enterprises, Inc. Class A*	743,115	12,053
Watsco, Inc.	647,346	38,336

Total		50,389

Total Common Stocks (cost $1,209,156,801)		1,432,438

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT BLEND TRUST-SMALL CAP BLEND FUND April 30, 2010

Investments	Principal Amount (000)	Value (000)
SHORT-TERM INVESTMENT 1.91%

Repurchase Agreement
Repurchase Agreement dated 4/30/2010, 0.02% due 5/3/2010 with Fixed Income Clearing Corp. collateralized by $28,280,000 of U.S. Treasury Note at 3.00% due 2/28/2017; value: $28,173,950; proceeds: $27,618,899 (cost $27,618,853)	$27,619	$27,619

Total Investments in Securities 101.21% (cost $1,236,775,654)		1,460,057

Liabilities in Excess of Other Assets (1.21%)		(17,465)

Net Assets 100.00%		$1,442,592

ADR American Depositary Receipt.

ETF Exchange Traded Fund.

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

Lord Abbett Blend Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company and was organized as a Delaware statutory trust on May 1, 2001. The Trust has one series, Lord Abbett Small-Cap Blend Fund (the “Fund”).

The Fund’s investment objective is to seek long-term growth of capital by investing primarily in stocks of small companies.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)	Repurchase Agreements-The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(d)	Fair Value Measurements-Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 - quoted prices in active markets for identical investments;

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited)(concluded)

The following is a summary of the inputs used as of April 30, 2010 in valuing the Fund’s investments carried at value:

Investment Type*	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$1,432,438	$—	$—	$1,432,438
Repurchase Agreement	—	27,619	—	27,619

Total	$1,432,438	$27,619	$—	$1,460,057

*	See Schedule of Investments for values in each industry.

3. FEDERAL TAX INFORMATION

As of April 30, 2010, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$1,241,405,634

Gross unrealized gain	244,936,642
Gross unrealized loss	(26,284,990)

Net unrealized security gain	$218,651,652

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to wash sales.

4. TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which the Fund has ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year. The Fund had the following transactions with affiliated issuers during the period ended April 30, 2010:

Affiliated Issuer	Balance of Shares Held at 7/31/2009	Gross Additions	Gross Sales	Balance of Shares Held at 4/30/2010	Value at 4/30/2010	Net Realized Gain (Loss) 8/1/2009 to 4/30/2010(a)	Dividend Income 8/1/2009 to 4/30/2010(a)
Kforce, Inc.(b)(c)	1,176,685	831,902	(70,300)	1,938,287	$26,922,806	$37,825	$—

(a)	Represents realized gains (losses) and dividend income earned only when the issuer was an affiliate of the Fund.
(b)	Not an affiliated issuer as of July 31, 2009.
(c)	No longer an affiliated issuer as of April 30, 2010

5. RECENT ACCOUNTING PRONOUNCEMENTS

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update 2010-06 “Improving Disclosures about Fair Value Measurements” (“ASU 2010-06”). ASU 2010-06 provides clarifications to existing disclosures required by Accounting Standards Codification (“ASC”) Topic 820 as well as amends ASC 820 to require certain new disclosures. ASU 2010-06 is substantially effective for interim and annual reporting periods beginning after December 15, 2009. Management is currently evaluating the impact the adoption of ASU 2010-06 will have on the Fund’s financial statement disclosures.

Item 2:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:	Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT BLEND TRUST

By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: June 23, 2010

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: June 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: June 23, 2010

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: June 23, 2010